RELATED PARTY TRANSACTIONS (Amounts due from a Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Amount due from a related party	$ 56	$ 11,504
Loto Interactive
RELATED PARTY TRANSACTIONS
Transaction rate	4.35%